FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403

October 3, 2014

Filed Via EDGAR (CIK #0001551895)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

      RE:   Franklin ETF Trust

       (Franklin Short Duration U.S. Government ETF)

            File Nos. 333-186504 and 811-22801

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 26, 2014.

Sincerely yours,

Franklin ETF Trust

/s/KAREN L. SKIDMORE

Karen L. Skidmore

Vice President and Secretary

KLS/dac

cc:   Bruce G. Leto, Esq.

Marguerite Bateman, Esq.